Investments - Impaired Loans (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments Debt And Equity Securities [Abstract]
Impaired loans with allowances for losses	$ 0	$ 0	$ 0
Impaired loans without allowances for losses	94.4	16.8	48.7
Subtotal	94.4	16.8	48.7
Less: Allowances for losses on impaired loans	0	0	0
Impaired loans, net	94.4	16.8	48.7
Unpaid principal balance of impaired loans	$ 96.9	$ 31.9	$ 63.8